Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Interest Expense and Finance Costs [Abstract]
Interest Expense and Finance Costs
	For the year ended December 31,
	2019	2018	2017
Interest payable on long-term borrowings	3,603	2,004	1,778
Bank charges	28	29	34
Amortization of debt discount	383	23	84
Operating lease liability interest	51	-	-
Other finance expenses	638	-	325
Total	4,703	2,056	2,221